Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (115)	$ (159)
Acquired in business combination	(1,317)
Recognised in profit or loss	800	44
Effects of movement in foreign exchange rates	31
Ending balance	(601)	(115)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(390)	(75)
Recognised in profit or loss	362	(317)
Effects of movement in foreign exchange rates	28	2
Ending balance		(390)
Intangible assets [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(33,675)	(37,674)
Acquired in business combination	(1,688)
Recognised in profit or loss	3,147	3,945
Effects of movement in foreign exchange rates	2,214	54
Ending balance	(30,002)	(33,675)
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	115
Ending balance	115
Tax loss carry forwards [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	33,950	37,590
Acquired in business combination	371
Recognised in profit or loss	(2,824)	(3,584)
Effects of movement in foreign exchange rates	(2,211)	(56)
Ending balance	$ 29,286	$ 33,950